Promissory Note and Warrant (Details Narrative)							1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 05, 2023 USD ($)	Sep. 15, 2023 USD ($)	Sep. 15, 2023 USD ($) shares	Jun. 01, 2023 USD ($)	Dec. 06, 2022 USD ($) $ / shares shares	Jun. 26, 2022 USD ($)	Aug. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Aug. 14, 2023 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount					$ 3,500,000			$ 3,500,000		$ 3,500,000
Number of warrant to purchase | shares					5,000,000
Exercise price | $ / shares					$ 0.44
Original issue discount percent					4.00%
Interest rate					8.00%
Net proceeds					$ 3,285,000							$ 3,285,000
Debt instrument discount on the note					140,000					1,182,349		1,182,349
Issuance costs					$ 75,000
Estimated fair value of common stock warrants issued with the note										1,847,200		1,847,200
Total discount comprised of the fair value of warrants										$ 1,397,350		$ 1,397,350
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate										63.64%	69.84%	69.49%	83.88%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										4.22%	3.25%	3.47%	0.47%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Debt Instrument, Issued, Principal				$ 175,000
Additional investment						$ 3,300,000
Amortization of Debt Issuance Costs		$ 175,000					$ 525,000
Debt Instrument, Annual Principal Payment								4,095,000		$ 4,095,000		$ 3,500,000
Debt Instrument, Increase, Accrued Interest										595,000
Gain (Loss) on Extinguishment of Debt								1,523,867	$ (6,486,899)	1,523,867	$ (6,486,899)	(6,463,101)
[custom:GainsLossesOnExtinguishmentOfDebtNet]										2,571,133
Unamortized discounts								928,867		928,867		1,351,080
[custom:NetProceedsPercentage]	50.00%
Proceeds from Debt, Net of Issuance Costs	$ 2,000,000
Interest Expense								84,443	$ 75,950	412,188	$ 236,172
Debt Instrument, Unamortized Discount								$ 0		$ 0		1,351,080
Interest expense												$ 46,270
Volatility rate												135.80%
Risk free intrest rate												3.73%
Dividend rate												0.00%
Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.19	0.19
Measurement Input Exercise Price Pre Modification [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.44	0.44
Measurement Input Exercise Price Post Modification [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Measurement Input		0	0
Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Measurement Input		129	129
Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Measurement Input		4.45	4.45
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment														$ 595,000
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment														$ 4,095,000
Warrant [Member]
Debt Instrument [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate										135.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										3.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%
Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues | shares										16,720,000	4,251,151	4,251,151	6,763,091
Common Stock [Member] | Warrant Exchange Agreement [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues | shares			5,000,000
[custom:IncrementalValuePromissoryNote]			$ 190,500